Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Project debt	$ 5,237,614	$ 4,852,348	$ 5,091,114
2020 [Member]
Repayment schedule [Abstract]
Interest repayment	19,287	12,799
Nominal repayment	293,059	256,620
2021 [Member]
Repayment schedule [Abstract]
Project debt	328,364	262,787
2022 [Member]
Repayment schedule [Abstract]
Project debt	355,806	293,642
2023 [Member]
Repayment schedule [Abstract]
Project debt	371,548	319,962
2024 [Member]
Repayment schedule [Abstract]
Project debt	508,843	335,067
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,360,707	$ 3,371,724